Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Commitments and Contingencies [Line Items]
Multiemployer Plan, Pension, Significant, Employer Contribution, Cost	$ 104.4	$ 58.0	$ 87.0